Segment information (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) segment	Jun. 30, 2019 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segments | segment			2
Revenues	€ 103,600	€ 58,738	€ 201,773	€ 91,785
Other income	14,059	8,852	22,802	16,724
Total revenues and other income	117,659	67,590	224,575	108,509
Operating result	(86,214)	(44,367)	(130,799)	(97,610)
Financial (expenses)/income			(34,135)	1,834
Loss before tax	(114,669)	(47,188)	(164,934)	(95,776)
Income taxes	(373)	(61)	(709)	(129)
Net loss	€ (115,042)	€ (47,249)	(165,643)	(95,905)
Segment result
Disclosure of operating segments [line items]
Operating result				(80,859)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues			(4,475)	(3,581)
Total revenues and other income			(4,475)	(3,581)
Unallocated amounts
Disclosure of operating segments [line items]
Operating result				(16,751)
Research and Development Segment
Disclosure of operating segments [line items]
Revenues			194,404	86,907
Other income			22,802	16,717
Total revenues and other income			217,206	103,624
Operating result			(134,295)
Research and Development Segment | Segment result
Disclosure of operating segments [line items]
Operating result				(81,269)
Fee for services segment
Disclosure of operating segments [line items]
Revenues			7,369	4,878
Other income				7
Total revenues and other income			11,844	8,466
Operating result			3,496
Fee for services segment | Segment result
Disclosure of operating segments [line items]
Operating result				410
Fee for services segment | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues			€ (4,475)	€ (3,581)